Equity-based Compensation - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	1,597
Number of Share Options, Granted | shares	0
Number of Share Options, Exercised | shares	(434)
Number of Share Options, Forfeited | shares	(4)
Number of Share Options, Outstanding, Ending Balance | shares	1,159
Number of Share Options, Exercisable | shares	1,150
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 63.41
Weighted Average Exercise Price, Granted | $ / shares	0
Weighted Average Exercise Price, Exercised | $ / shares	62.03
Weighted Average Exercise Price, Forfeited | $ / shares	65.31
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	63.92
Weighted Average Exercise Price, Exercisable | $ / shares	$ 63.95